Accumulated Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accumulated Other Comprehensive Incomelosstext Block Abstract
Accumulated Other comprehensive income (loss)
19.	Accumulated Other comprehensive income (loss)

	Conversion translation adjustment on foreign subsidiaries	Other equity instruments	Total
Balances as of January 1, 2022	1,288,278		1,288,278
Items that will not be recycled to profit and loss:
Other equity instruments		(317,267)	(317,267)

Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(1,257,453)		(1,257,453)
Balances as of December 31, 2022	$30,825	$(317,267)	$(286,442)